Segment reporting - Net Earnings By Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 1,114,800,000	$ 922,500,000
Eliminations and other	(1,400,000)	(1,300,000)
Depreciation and amortization	366,700,000	353,900,000	$ 254,300,000
Interest expense	197,100,000	191,600,000	218,900,000
Interest income	(3,100,000)	(5,000,000.0)	(9,300,000)
(Gain) Loss on derivative instruments	(14,100,000)	35,500,000
Loss on debt extinguishment (note 13(e))	127,000,000.0	0	0
Other expenses	6,500,000	8,600,000
Loss (Gain) on contingent consideration asset	5,100,000	(6,800,000)	0
Loss on foreign currency repatriation	13,900,000	18,700,000
(Gain) Loss on sale (note 8)	(16,400,000)	200,000	0
Goodwill impairment (note 11)	0	117,900,000	$ 0
Consolidated net earnings before taxes	433,500,000	209,200,000
Containership Leasing
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	978,400,000	795,500,000
Goodwill impairment (note 11)		0
Mobile Power Generation
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 136,400,000	127,000,000.0
Goodwill impairment (note 11)		$ 117,900,000